Employee compensation and benefits - HSBC Holdings (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee
Disclosure of defined benefit plans [line items]
Employee compensation and benefits | $	$ 19,623	$ 19,288	$ 19,612
Average number of employees | employee	227,552	232,642	231,556
HSBC Holdings
Disclosure of defined benefit plans [line items]
Employee compensation and benefits | $	$ 15	$ 41	$ 30
Average number of employees | employee	29	42